INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Net operating loss carry forwards	$ 1,238,000	$ 1,003,000
Temporary differences	1,334,000	1,113,000
Total deferred tax asset	2,572,000	2,116,000
Valuation allowance	$ (2,572,000)	$ (2,116,000)